5. Convertible Note Payable - Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Convertible note payable – related party	$ 1,875,000	$ 0
Chief Executive Officer [Member]
Convertible note payable – related party	$ 1,875,000	1,615,000
Debt stated interest rate	3.00%
Conversion price	$ 0.034
Consulting fees	$ 260,000	$ 60,000